Shareholders' Equity (Details) - Schedule of the company's RSU award activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of the company's RSU award activity [Abstract]
Restricted Stock Units, Outstanding beginning balance	2,200,003	2,453,175
Weighted Average Grant Date Fair Value, Outstanding beginning balance	$ 0.45	$ 0.45
Restricted Stock Units, Granted	1,469,511	6,650,000
Weighted Average Grant Date Fair Value, Granted	$ 0.27	$ 0.15
Restricted Stock Units, Vested	(1,735,529)	(6,903,172)
Weighted Average Grant Date Fair Value, Vested	$ 0.49	$ 0.15
Restricted Stock Units, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Restricted Stock Units, Outstanding ending balance	1,933,982	2,200,003
Weighted Average Grant Date Fair Value, Outstanding ending balance	$ 0.27	$ 0.45